(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
(Loss) Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted (loss) earnings per share ("EPS") for the years ended December 31, 2014, 2013, and 2012 were calculated as follows:

	2014		2013		2012
In millions, except per share amounts	Basic	Diluted	Basic	Diluted	Basic	Diluted
EPS Numerator:
Net (loss) income attributable to SunEdison Semiconductor Limited	$(90.2)	$(90.2)	$(57.7)	$(57.7)	$121.3	$121.3

EPS Denominator:
Weighted-average shares outstanding	41.5	41.5	41.5	41.5	41.5	41.5
(Loss) earnings per share	$(2.17)	$(2.17)	$(1.39)	$(1.39)	$2.92	$2.92